9. SHARE CAPITAL (Details - Warrants activity) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants outstanding, beginning balance	4,533,963	3,865,797
Warrants issued	0	668,166
Warrants canceled / exercised	0	0
Warrants expired	166,666	0
Warrants outstanding, ending balance	4,367,297	4,533,963
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding beginning	$ 1.70	$ 2.00
Warrants issued		0.40
Warrants canceled / exercised
Warrants expired
Weighted Average Exercise Price Outstanding, ending	$ 1.75	$ 1.70
Warrants Exercisable
Warrants Exercisable outstanding	4,367,297	3,865,797	3,509,697
Weighted Average Exercise Price outstanding	$ 1.75	$ 2.00	$ 2.00